LEASES	12 Months Ended
Dec. 31, 2018
LEASES [Abstract]
LEASES
NOTE 18 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2018, follows:

(In thousands)

2019	$1,805
2020	1,650
2021	1,261
2022	975
2023	938
2024 and thereafter	1,652
Total	$8,281

Rental expense on operating leases totaled $1.7 million, $1.4 million and $1.2 million in 2018, 2017 and 2016, respectively.